Annual Total Returns[BarChart] - Invesco FTSE RAFI Emerging Markets ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(19.45%)	14.68%	(7.65%)	(4.91%)	(22.69%)	32.44%	25.70%	(8.13%)	16.21%	(1.71%)